SUPPLEMENT DATED JULY 16,1999
                                       TO
                          PROSPECTUS DATED MAY 3, 1999

The Prospectus for the Timothy Plan Family of Funds, dated May 3, 1999, is supplemented as follows:

On page six (6) of the Prospectus, the Subsection "Opening and Adding To Your Account", under the general Section "Investing In The Funds", is amended as follows:

INVESTING IN THE FUNDS

OPENING AND ADDING TO YOUR ACCOUNT
You can invest directly in each Fund in a number of ways. Simply choose the one that is most convenient for you. Any questions you may have can be answered by calling 1-800-662-0201. You may also purchase Fund shares through authorized broker/dealers or other financial organizations.

Payments for Fund shares should be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Please remember that the Trust reserves the right to reject any purchase order for Fund shares. The minimum initial investment amount for each Fund, in any Class of shares, is $1000.00 for regular accounts. There is no minimum purchase requirement for additional purchases, and there is no minimum purchase requirement for qualified retirement plans.

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                 TO OPEN AN ACCOUNT                                          TO ADD TO ACCOUNT
----------------------------------------------------------------------------------------------------------------
BY MAIL:         Complete  an  Account  Registration  Form,  make a          Make  your  check  payable  to  the
                 check  payable to the Fund of your choice and mail          Fund of your  choice and mail it to
                 the form via Post Office or overnight courier to:           the   address   at   left.   Please
                                                                             include  your  account  number  and
                 Unified Fund Services, Inc.                                 share class on your  check.  Or use
                 431 North Pennsylvania Street                               the  convenient  form  attached  to
                 Indianapolis, Indiana  46204                                your regular Fund statement.

BY WIRE:         First   call  the   Trust's   Transfer   Agent  at          Ask your  bank to wire  immediately
                 1-800-662-0201 to request an account number and to          available  funds  to  the  location
                 furnish  the Trust  with your  taxpayer  identifi-          described at the left,  except that
                 cation number.                                              the wire  should note that it is to
                                                                             make  subsequent   purchase  rather
                 Ask your bank to wire funds to Account of:                  than to open a new account.
                 Firstar Bank, N.A.
                 Cinti/Trust ABA#: 0420-0001-3                               Include  your name and Fund account
                 Credit: The Timothy Plan                                    number,  and the Class of shares to
                 Account #: 488889866  (Small-Cap Value Fund)                be purchased.
                            821602174  (Large/Mid-Cap Value Fund)
                            821602182  (Fixed Income Fund)
                            821602208  (Money Market Fund)
                 Further Credit: The (Name) Fund.


                 Choose the account number that corresponds to the Fund you wish to purchase. The wire should state that the purchase is in your name(s) and state the Class of shares to be purchased. The wire should also state that you are opening a new Fund account.

The Timothy Plan wants you to be kept current regarding the status of your account in the Fund. To assist you, the following statements and reports will be sent to you:

Confirmation Statements:  After every  transaction  that  affects  your  account balance or your account registration.
     Account Statements:  Quarterly.
      Financial Reports:  Semi-annually  -- to reduce  Fund  expenses,  only one copy of the Fund report will be mailed to each taxpayer identification number even if you have more than one account in the Fund.

On page seven (7) of the Prospectus, the Subsection entitled "Exemptions from sales charges", under the general Section "Investing In The Funds", is amended as follows:

EXEMPTIONS FROM SALES CHARGES
Class A shareholders who purchased their shares on or before September 22, 1997 are not subject to sales charges on past or future purchases of Class A shares of any Timothy Plan Fund, including exchanges. Also, the Funds will waive sales charges for purchases by fee-based registered investment advisers for their clients, broker/dealers with wrap fee accounts, registered investment advisers or brokers for their own accounts, directors, officers, agents employees and employee related accounts of any entity which provides services to the Timothy Plan pursuant to a written agreement for such services approved by the Board of Trustees of the Timothy Plan, and for an organization's retirement plan that places either (i) 200 or more participants or (ii) $300,000 or more of combined participant initial assets into the Funds. For purchasers that qualify for fee waiver, shares will be purchased at net asset value.

ALL PORTIONS OF THE PROSPECTUS NOT SPECIFICALLY AMENDED BY THIS SUPPLEMENT REMAIN IN FULL FORCE AND EFFECT.

PLEASE NOTE: Residents of ME, MD, MA, NH, NM, and VT may only purchase Class A and Class B shares of the Small-Cap Value Fund. The Timothy Plan has not registered any new fund or class of shares in these states, and this prospectus is not, and shall not be considered a solicitation to sell or an invitation to purchase any of these funds or class of shares in the above-listed states.